CRYPTOCURRENCIES - Schedule of company's cryptocurrencies activity excluding digital assets posted as collateral (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CRYPTOCURRENCIES
Beginning balance	$ 25,575,512
Ending balance	126,529,342	$ 25,575,512
Cryptocurrencies excluding digital assets posted as collateral
CRYPTOCURRENCIES
Beginning balance	25,575,512	7,852,418
Cash purchases	74,920,237	19,690,454
Cash sales	(8,677,328)	(2,984,944)
Purchases made with cryptocurrencies	15,702,439
Sales made with cryptocurrencies	(15,570,372)
Gain on sales		2,278,025
Gain on cash sales	1,414,389
Gain on cryptocurrency traded for cryptocurrency	1,528,039
Staking income		287,476
Staking and validating income before cost of sales paid in fiat	10,734,659
Expenses paid in cryptocurrencies	(582,302)
Investment income received in cryptocurrencies	132,067	277,273
Other income	66,927
Cryptocurrencies posted as collateral	(1,757,712)	(7,969,119)
Cryptocurrency collateral returned	2,763,872	2,407,478
Foreign exchange gain	176,479	3,113
Change in fair value	20,102,436	3,733,338
Ending balance	$ 126,529,342	$ 25,575,512